LEASES	12 Months Ended
Mar. 31, 2024
Leases
LEASES

NOTE 14 – LEASES

The Company leases space for its corporate headquarters, warehouse space, automobiles, and office and other equipment, under lease agreements classified as operating leases. The Company has remaining lease terms of approximately 1 to 10 years on the remaining Leases. Leases with an initial term in excess of 12 months are recognized on the consolidated balance sheet based on the present value of future lease payments over the defined lease term at the lease commencement date. Future lease payments were discounted using an implicit rate of 10% to 12% in connection with most leases.

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

		As of March 31,
Assets	Classification	2024	2023
Operating leases	Right-of-use assets, net	$403,107	$448,240
Total lease assets		$403,107	$448,240

Liabilities
Operating leases	Accrued and other current liabilities	$21,909	$41,385
Operating leases	Lease liability, long-term	416,277	440,478
Total lease liabilities		$438,186	$481,863

Expense pertaining to the Company’s leases for the periods indicated is as follows:

		Fiscal Year Ended March 31,
Lease cost	Classification	2024	2023
Operating lease cost	General and administrative expenses	$112,413	$303,157
Operating lease cost	Depreciation and amortization
Operating lease cost	Interest expense, net
Total lease cost		$112,413	$303,157

The Company’s lease liabilities are payable as follows:

Twelve months ending March 31,	Amount
2024	$21,909
2025	50,726
2026	103,536
2027	106,316
2028	109,095
Thereafter	197,345
Total remaining payments	588,927
Less imputed interest	(150,741)
Total lease liability	$438,186